Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information
Entity Registrant Name	iClick Interactive Asia Group Limited
Entity Central Index Key	0001697818
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Title of 12(b) Security	American Depositary Shares, two representing one Class A ordinary share, par value US$0.001 per share
Trading Symbol	ICLK
Security Exchange Name	NASDAQ
Entity File Number	001-38313
Entity Address, Address Line One	15/F
Entity Address, Address Line One	Prosperity Millennia Plaza
Entity Address, Address Line Two	663 King’s Road
Entity Address, City or Town	Quarry Bay, Hong Kong S.A.R
Entity Address, Postal Zip Code	000000
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
ICFR Auditor Attestation Flag	false
Entity Incorporation, State or Country Code	E9
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information
Entity Address, Address Line One	15/F
Entity Address, Address Line One	Prosperity Millennia Plaza
Entity Address, Address Line Two	663 King’s Road
Entity Address, City or Town	Quarry Bay, Hong Kong S.A.R
Entity Address, Postal Zip Code	000000
Entity Address, Country	CN
Contact Personnel Name	Terence Li
City Area Code	852
Local Phone Number	3700 9000
Contact Personnel Email Address	terence.li@i-click.com
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	47,774,901
Ordinary Shares - Class A
Document Information
Entity Common Stock, Shares Outstanding	42,954,293
Ordinary Shares - Class B
Document Information
Entity Common Stock, Shares Outstanding	4,820,608